Earnings (loss) per share (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss for the year attributed to Company's shareholders, Basic	(4,579)	(336)	13,985
Loss for the year attributed to Company's shareholders, Diluted	(4,579)	(336)	13,985
Distribution of priority dividends attributable to basic			209
Distribution of priority dividends attributable to diluted			209
Distribution of 6% ??ofunit price of common shares, basic			274
Distribution of 6% ??ofunit price of common shares, diluted			274
Distribution of excess profits, by class basic			13,502
Distribution of excess profits, by class diluted			13,502
Reconciliation of income available for distribution, by class (numerator), basic	(4,579)	(336)	13,985
Reconciliation of income available for distribution, by class (numerator), diluted	(4,579)	(336)	13,985
Weighted average number of shares, basic	796,943,478	796,476,912	796,223,523
Weighted average shares diluted	796,943,478	796,476,912	797,218,524
Preferred Shares [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Amount at beginning of the year	344,394,984	344,158,226
Incentive long term plan payments with treasury shares	401,052	171,244
Amount at the end of the year	344,796,036	344,394,984	344,158,226
Amount at the end of the year		344,329,470
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to basic			209
Distribution of priority dividends attributable to diluted			209
Distribution of excess profits, by class basic			5,838
Distribution of excess profits, by class diluted			5,838
Reconciliation of income available for distribution, by class (numerator), basic	(1,981)	(145)	6,047
Reconciliation of income available for distribution, by class (numerator), diluted	(1,981)	(145)	6,047
Weighted average number of shares, basic	344,796,036	344,329,470	344,054,700
Weighted average shares diluted	344,796,036	344,329,470	345,049,701
Profit (loss) per share, basic	R$ (5.7458)	R$ (0.4215)	R$ 17.5749
Profit (loss) per share, diluted	R$ (5.7458)	R$ (0.4215)	R$ 17.5242
Amount at beginning of the year	344,394,984	344,158,226	343,824,794
Incentive long term plan payments with treasury shares	665,381	236,758	322,712
Amount at the end of the year	345,060,365	344,394,984	344,158,226
Amount at the end of the year		344,394,984
Conversion shares class "B" into shares class "A"			10,720
Class A Preference Shares [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Amount at beginning of the year		344,054,700	343,824,794
Incentive long term plan payments with treasury shares			229,877
Amount at the end of the year			344,054,700
Conversion shares class "B" into shares class "A"			29
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Distribution of priority dividends attributable to basic			0
Distribution of priority dividends attributable to diluted			0
Reconciliation of income available for distribution, by class (numerator), basic	(3)
Reconciliation of income available for distribution, by class (numerator), diluted	(3)
Weighted average number of shares, basic	478,790	478,790	500,171
Weighted average shares diluted	478,790	478,790	500,171
Profit (loss) per share, basic	R$ (5.7458)	R$ (0.4215)	R$ 0.5798
Profit (loss) per share, diluted	R$ (5.7458)	R$ (0.4215)	R$ 0.5798
Amount at beginning of the year		478,790	500,230
Amount at the end of the year			478,790
Conversion shares class "B" into shares class "A"			(21,440)
Class B Preference Shares [Member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Amount at beginning of the year		500,171	500,230
Amount at the end of the year			500,171
Conversion shares class "B" into shares class "A"			(59)
Common shares member
IfrsStatementLineItems [Line Items]
Distribution of excess profits, by class basic			7,664
Distribution of excess profits, by class diluted			7,664
Reconciliation of income available for distribution, by class (numerator), basic	(2,595)	(191)	7,938
Reconciliation of income available for distribution, by class (numerator), diluted	(2,595)	(191)	7,938
Weighted average number of shares, basic	451,668,652	451,668,652	451,668,652
Weighted average shares diluted	451,668,652	451,668,652	451,668,652
Profit (loss) per share, basic	R$ (5.7458)	R$ (0.4215)	R$ 17.5747
Profit (loss) per share, diluted	R$ (5.7458)	R$ (0.4215)	R$ 17.5747